INCOME TAXES (Schedule of Components of Provision (Benefit) for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Foreign	$ 17	$ (5,193)	$ 2,042
Total Current tax expense (benefit)	17	(5,193)	2,042
Deferred
Foreign	771	1,031	(424)
Total Deferred tax expense (benefit)	771	1,031	(424)
Total Tax Expense (benefit)	$ 788	$ (4,162)	$ 1,618